March 12, 2007
Via Federal Express & Edgar
John Reynolds, Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F Street, N.E.
Washington, D.C. 20549-0406

Re:	Santa Monica Media Corporation Amendment No. 9 to Registration Statement on Form S-1 File No. 333-128384 Filed February 16, 2007
Dear Mr. Reynolds:
     On behalf of Santa Monica Media Corporation, a Delaware corporation (the “Company”), we hereby transmit Amendment No. 10 to the above-referenced Registration Statement (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 9 to the Registration Statement filed with the Commission on February 16, 2007.
     The changes reflected in Amendment No. 10 include those made by the Company in response to the comments of the Staff of the Division of Corporation Finance of the Commission (the “Staff”) set forth in your letter dated March 9, 2007 to Mr. David Marshall, Chief Executive Officer of the Company, with respect to the Registration Statement. Amendment No. 10 also includes other changes that are intended to update, clarify and render more complete the information contained therein.
     Unless otherwise noted, all references to page numbers and captions correspond to the page numbers and captions that are contained in the revised prospectus (the “Prospectus”) that forms a part of Amendment No. 10.
     The Company desires to bring to the Staff’s attention the following revisions to the Prospectus in addition to those made in response to the Staff’s comments:

Mr. John Reynolds
March 12, 2007

•	The deferred underwriting discount has increased from $0.28 per unit to $0.32 per unit, which equals a total deferred underwriting discount of $4,000,000 assuming that the over-allotment option is not exercised.

•	The amount of funds to be held initially in the trust account has increased from $97,550,000 to $98,605,000, assuming that the over-allotment option is not exercised.

•	The amount of funds to be held initially outside the trust account has decreased from $350,000 to $100,000, although the Company remains entitled to obtain up to $1,600,000 of the interest earned on the trust account to pay expenses.

•	As disclosed in Amendment No. 9, the Company’s principal shareholder has loaned the Company $305,000. Amendment No. 10 states that, prior to completion of the public offering, this loan will be repaid by the Company’s issuance of 38,125 units to the shareholder at an issuance price of $8.00 per unit.
General
1.	We note the revised disclosure throughout the document that you have increased the conversion threshold from 20% to 30%. Please revise to include a separate risk factor to highlight the fact that the noted change makes your blank check company different from those currently in the market. In the proposed business section, please revise to discuss the reasons behind this change so that investors can understand the company’s position when making an investment.
Company Response
Amendment No. 9 stated that a business combination can be approved only if, among other things, public stockholders owning less than 30% of the shares sold in the public offering exercise their conversion rights. This percentage has been reduced to 20% in Amendment No. 10.

2.	In the proposed business section, we note that you continue to have the 80% threshold for the value of any business interest you acquire. Please revise to discuss the logistics of any acquisition in light of the revision to your conversion threshold.

Mr. John Reynolds
March 12, 2007

Company Response
As described above, Amendment No. 10 states that a business combination can be approved only if, among other things, public stockholders owning less than 20% of the shares sold in the public offering exercise their conversion rights.

3.	We note the disclosure concerning members of management’s prior performance. When disclosing such performance, please revise to clarify that there is no guarantee that management would achieve similar results with you and that investors should not place undue reliance on such previous results. Also, clarify that the experience of previously associated entities are a result of many other factors including the noted management members’ efforts.
Company Response
Page 36 of the Prospectus has been revised in response to the Staff’s comment.

4.	We note the disclosure on page 65 that the private placement warrants must be exercised privately and that “it has agreed to the forgoing restriction on the exercisability of its private placement warrants.” It is not clear if the privately placed warrants are not exercisable when there is no current prospectus or if the holders only agreed not to exercise such warrants. Please revise to clarify.
Company Response
Page 65 of the Prospectus has been revised in response to the Staff’s comment.
Financial Statements, page F-1
5.	Please revise your disclosures in MD&A and in the footnotes to the financial statements to address the classification of the unit warrants under EITF 00-19. If true, state that: (1) the warrants may expire-unexercised and unredeemed if there is no effective registration statement and (ii) that there are no circumstances under which you will be required to net cash settle the warrants

Mr. John Reynolds
March 12, 2007

Company Response
Page F-11 of the financial statements contained in the Prospectus and page 63 of the Prospectus have been revised in response to the Staff’s comment. We do not believe an additional change in the MD&A is necessary in light of the foregoing.
Please address any additional comments or questions to the undersigned at (310) 789-1290.
Sincerely,

/s/ David L. Ficksman
David L. Ficksman
          of
Troy & Gould
cc: Duc Dang